Annual Fund Operating Expenses	0 Months Ended
	Jan. 01, 2013
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class A Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.19%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class B Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.94%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class C Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.94%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class K Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.04%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.44%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.94%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Total annual Fund operating expenses	0.79%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Y Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.74%
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Z Shares
Operating Expenses:
Management fees	0.69%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.94%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class A Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[2]
Total annual Fund operating expenses	1.55%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class B Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[2]
Total annual Fund operating expenses	2.30%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class C Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[2]
Total annual Fund operating expenses	2.30%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class I Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%	[2]
Total annual Fund operating expenses	1.08%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[2]
Total annual Fund operating expenses	1.13%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class W Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[2]
Total annual Fund operating expenses	1.55%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class Z Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[2]
Total annual Fund operating expenses	1.30%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.23%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.98%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.98%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[3]
Total annual Fund operating expenses	0.78%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class K Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[3]
Total annual Fund operating expenses	1.08%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.48%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[3]
Total annual Fund operating expenses	0.98%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[3]
Total annual Fund operating expenses	0.83%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class T Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.54%	[3]
Total annual Fund operating expenses	1.28%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.23%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Y Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[3]
Total annual Fund operating expenses	0.78%
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[3]
Total annual Fund operating expenses	0.98%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class A Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[4]
Total annual Fund operating expenses	1.34%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class B Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[4]
Total annual Fund operating expenses	2.09%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class C Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[4]
Total annual Fund operating expenses	2.09%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class I Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[4]
Total annual Fund operating expenses	0.88%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class K Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[4]
Total annual Fund operating expenses	1.18%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class R Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[4]
Total annual Fund operating expenses	1.59%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class R4 Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[4]
Total annual Fund operating expenses	1.09%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class R5 Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[4]
Total annual Fund operating expenses	0.93%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Y Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[4]
Total annual Fund operating expenses	0.88%
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[4]
Total annual Fund operating expenses	1.09%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[5]
Total annual Fund operating expenses	1.26%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class B Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[5]
Total annual Fund operating expenses	2.01%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[5]
Total annual Fund operating expenses	2.01%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[5]
Total annual Fund operating expenses	0.83%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[5]
Total annual Fund operating expenses	1.51%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class W Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[5]
Total annual Fund operating expenses	1.26%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Y Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[5]
Total annual Fund operating expenses	0.83%
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[5]
Total annual Fund operating expenses	1.01%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.33%	[6]
Total annual Fund operating expenses	1.45%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class B Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[6]
Total annual Fund operating expenses	2.20%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[6]
Total annual Fund operating expenses	2.20%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[6]
Total annual Fund operating expenses	1.20%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[6]
Total annual Fund operating expenses	1.04%
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[6]
Total annual Fund operating expenses	1.20%
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[7]
Total annual Fund operating expenses	1.21%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.20%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class B Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[7]
Total annual Fund operating expenses	1.96%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.95%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class C Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[7]
Total annual Fund operating expenses	1.96%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.95%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[7]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	none
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class K Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[7]
Total annual Fund operating expenses	1.04%
Fee waivers and/or reimbursements	none
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class R Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[7]
Total annual Fund operating expenses	1.46%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.45%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[7]
Total annual Fund operating expenses	0.96%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.95%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[7]
Total annual Fund operating expenses	0.79%
Fee waivers and/or reimbursements	none
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class T Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.56%	[7]
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class W Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[7]
Total annual Fund operating expenses	1.21%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.20%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Y Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[7]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	none
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%	[8]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[7]
Total annual Fund operating expenses	0.96%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.95%	[8]
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.38%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class B Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	2.13%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class C Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	2.13%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[9]
Total annual Fund operating expenses	0.90%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.13%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[9]
Total annual Fund operating expenses	0.95%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class T Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.58%	[9]
Total annual Fund operating expenses	1.43%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class W Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.38%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Y Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[9]
Total annual Fund operating expenses	0.90%
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.85%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[9]
Total annual Fund operating expenses	1.13%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class A Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.48%	[10]
Total annual Fund operating expenses	2.08%
Fee waivers and/or reimbursements	(0.29%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.79%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class B Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.48%	[10]
Total annual Fund operating expenses	2.83%
Fee waivers and/or reimbursements	(0.29%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.54%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class C Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.48%	[10]
Total annual Fund operating expenses	2.83%
Fee waivers and/or reimbursements	(0.29%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.54%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class I Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[10]
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.18%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class K Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.47%	[10]
Total annual Fund operating expenses	1.82%
Fee waivers and/or reimbursements	(0.18%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.64%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class R Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.48%	[10]
Total annual Fund operating expenses	2.33%
Fee waivers and/or reimbursements	(0.29%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.04%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class R5 Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[10]
Total annual Fund operating expenses	1.57%
Fee waivers and/or reimbursements	(0.18%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.39%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class W Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.48%	[10]
Total annual Fund operating expenses	2.08%
Fee waivers and/or reimbursements	(0.29%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.79%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Y Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[10]
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.18%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Operating Expenses:
Management fees	1.35%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.48%	[10]
Total annual Fund operating expenses	1.83%
Fee waivers and/or reimbursements	(0.29%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[12]
Total annual Fund operating expenses	1.35%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[12]
Total annual Fund operating expenses	2.10%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[12]
Total annual Fund operating expenses	2.10%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[12]
Total annual Fund operating expenses	0.86%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class K Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.41%	[12]
Total annual Fund operating expenses	1.16%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.35%	[12]
Total annual Fund operating expenses	1.60%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[12]
Total annual Fund operating expenses	1.10%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.16%	[12]
Total annual Fund operating expenses	0.91%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[12]
Total annual Fund operating expenses	1.10%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.37%	[13]
Total annual Fund operating expenses	1.49%
Fee waivers and/or reimbursements	(0.08%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.41%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.37%	[13]
Total annual Fund operating expenses	2.24%
Fee waivers and/or reimbursements	(0.08%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.16%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.37%	[13]
Total annual Fund operating expenses	1.74%
Fee waivers and/or reimbursements	(0.08%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.66%
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.37%	[13]
Total annual Fund operating expenses	1.24%
Fee waivers and/or reimbursements	(0.08%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class A Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.31%	[16]
Fee waivers and/or reimbursements	(0.02%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class C Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	2.06%	[16]
Fee waivers and/or reimbursements	(0.02%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.04%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class I Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	0.83%	[16]
Fee waivers and/or reimbursements	none	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.83%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class R Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.29%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.56%	[16]
Fee waivers and/or reimbursements	(0.02%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.06%	[16]
Fee waivers and/or reimbursements	(0.02%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	0.88%	[16]
Fee waivers and/or reimbursements	none	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.88%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class W Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.31%	[16]
Fee waivers and/or reimbursements	(0.02%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Y Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	0.83%	[16]
Fee waivers and/or reimbursements	none	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.83%
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[15]
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.06%	[16]
Fee waivers and/or reimbursements	(0.02%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Active Portfolios Multi - Manager Core Plus Bond Fund - A) | (Active Portfolios® Multi-Manager - Core Plus Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.09%
Total annual Fund operating expenses	0.81%
(Active Portfolios Multi - Manager Small Cap Equity Fund - A) | (Active Portfolios® Multi-Manager Small Cap Equity Fund) | Class A Shares
Operating Expenses:
Management fees	0.96%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.56%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.78%	[18]
Fee waivers and/or reimbursements	(0.43%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.35%
(Active Portfolios Multi - Manager Alternative Strategies Fund - A) | (Active Portfolios Multi-Manager Alternative Strategies Fund) | Class A Shares
Operating Expenses:
Management fees	1.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Dividend expenses and borrowing costs on securities sold short	0.13%	[20]
Remainder of other expenses	0.25%
Other expenses	0.38%
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.10%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.63%

[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5 and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class Y are based on estimated amounts for the Fund's current fiscal year.
[2]	Other expenses for Class A, Class B, Class C, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R5 shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Other expenses for Class A, Class B, Class C, Class I, Class R, Class R5, Class T, Class W, Class Y and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class K and Class R4 shares are based on estimated amounts for the Fund's current fiscal year.
[4]	Other expenses for Class A, Class B, Class C, Class I, Class R, Class Y and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class K, Class R4 and Class R5 shares are based on estimated amounts for the Fund's current fiscal year.
[5]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[6]	Other expenses for Class A, Class B, Class C, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[7]	Other expenses for Class A, B, C, K, R, T, W and Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4, R5 and Y shares are based on estimated amounts for the Fund's current fiscal year.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, from March 1, 2011 through January 31, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.16% for Class A, 1.91% for Class B, 1.91% for Class C, 0.78% for Class I, 1.08% for Class K, 1.41% for Class R, 0.91% for Class R4, 0.83% for Class R5, 1.21% for Class T, 1.16% for Class W, 0.78% for Class Y and 0.91% for Class Z; and, from February 1, 2013 through December 31, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.81% for Class I, 1.11% for Class K, 1.45% for Class R, 0.95% for Class R4, 0.86% for Class R5, 1.25% for Class T, 1.20% for Class W, 0.81% for Class Y and 0.95% for Class Z.
[9]	Other expenses for Class A, Class B, Class C, Class I, Class T, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4, Class R5 and Class Y are based on estimated amounts for the Fund's current fiscal year.
[10]	Other expenses for Class A, Class C, Class I, Class R, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class B, Class K, Class R5 and Class Y are based on estimated amounts for the Fund's current fiscal year.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net fund operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.79% for Class A, 2.54% for Class B, 2.54% for Class C, 1.34% for Class I, 1.64% for Class K, 2.04% for Class R, 1.39% for Class R5, 1.79% for Class W, 1.34% for Class Y and 1.54% for Class Z.
[12]	Other expenses for Class A, Class B, Class C, Class I, Class K, Class R and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[13]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[14]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, 1.66% for Class R, and 1.16% for Class Z.
[15]	Other expenses for Class A, Class C, Class I, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4, Class R5 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[16]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[17]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R, 1.01% for Class R4, 0.90% for Class R5, 1.26% for Class W, 0.85% for Class Y and 1.01% for Class Z.
[18]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[19]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.
[20]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[21]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.50% for Class A.